AB Corporate Income Shares

Portfolio of Investments

January 31, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 96.1%
Industrial – 63.7%
Basic – 2.9%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028	$1,788	$1,611,256
BHP Billiton Finance USA Ltd. 5.25%, 09/08/2033	1,389	1,425,878
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029(a)	246	228,626
EIDP, Inc. 1.70%, 07/15/2025	433	413,030
Georgia-Pacific LLC 3.60%, 03/01/2025(a)	386	380,121
Glencore Funding LLC 4.00%, 03/27/2027(a)	799	777,587
5.70%, 05/08/2033(a)	590	609,588
6.50%, 10/06/2033(a)	750	817,635
Inversiones CMPC SA 3.85%, 01/13/2030(a)	210	189,788

		6,453,509

Capital Goods – 4.0%
Boeing Co. (The) 2.196%, 02/04/2026	1,475	1,390,247
5.805%, 05/01/2050	449	450,105
5.93%, 05/01/2060	545	543,414
Caterpillar Financial Services Corp. 0.80%, 11/13/2025	539	504,547
1.45%, 05/15/2025	484	463,628
4.50%, 01/08/2027	325	326,511
5.15%, 08/11/2025	894	900,428
CNH Industrial Capital LLC 3.95%, 05/23/2025	177	174,281
CRH America, Inc. 3.875%, 05/18/2025(a)	1,408	1,380,812
Regal Rexnord Corp. 6.05%, 04/15/2028(a)	1,412	1,431,740
6.30%, 02/15/2030(a)	82	84,178
RTX Corp. 5.75%, 11/08/2026	645	661,647
Westinghouse Air Brake Technologies Corp. 4.15%, 03/15/2024	602	600,772

		8,912,310

Communications - Media – 3.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125%, 07/01/2049	299	237,537
5.375%, 05/01/2047	519	433,329
6.384%, 10/23/2035	765	771,120
6.484%, 10/23/2045	936	898,654
Cox Communications, Inc. 5.45%, 09/15/2028(a)	652	665,738

	Principal Amount (000)	U.S. $ Value

Discovery Communications LLC 5.30%, 05/15/2049	$82	$70,982
FactSet Research Systems, Inc. 2.90%, 03/01/2027	515	485,274
Meta Platforms, Inc. 5.75%, 05/15/2063	1,304	1,409,976
Paramount Global 5.85%, 09/01/2043	1,305	1,160,758
5.90%, 10/15/2040	310	280,996
Prosus NV 3.257%, 01/19/2027(a)	237	218,016
3.68%, 01/21/2030(a)	210	181,650
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)	397	340,737
Time Warner Cable LLC 6.55%, 05/01/2037	360	358,247
6.75%, 06/15/2039	131	130,109
Warnermedia Holdings, Inc. 5.05%, 03/15/2042	1,378	1,221,611

		8,864,734

Communications - Telecommunications – 2.0%
AT&T, Inc. 4.50%, 05/15/2035	491	463,415
6.55%, 01/15/2028	100	105,208
T-Mobile USA, Inc. 3.50%, 04/15/2025	476	466,618
3.875%, 04/15/2030	147	138,893
5.05%, 07/15/2033	1,415	1,416,769
5.15%, 04/15/2034	404	407,131
5.75%, 01/15/2034	1,366	1,439,095

		4,437,129

Consumer Cyclical - Automotive – 4.7%
Ford Motor Co. 3.25%, 02/12/2032	896	742,040
Ford Motor Credit Co., LLC 2.70%, 08/10/2026	470	436,898
3.375%, 11/13/2025	451	432,870
6.05%, 03/05/2031	826	830,510
General Motors Co. 5.15%, 04/01/2038	52	49,170
General Motors Financial Co., Inc. 2.35%, 01/08/2031	143	118,536
2.70%, 06/10/2031	872	728,146
3.10%, 01/12/2032	643	546,351
3.60%, 06/21/2030	833	754,157
5.80%, 06/23/2028	54	55,415
5.85%, 04/06/2030	50	51,357
6.05%, 10/10/2025	303	307,324
6.10%, 01/07/2034	279	287,543
6.40%, 01/09/2033	68	71,964
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)	831	774,060
6.50%, 03/10/2028(a)	313	322,797

	Principal Amount (000)	U.S. $ Value

Hyundai Capital America 5.65%, 06/26/2026(a)	$1,125	$1,136,081
5.68%, 06/26/2028(a)	84	86,277
5.80%, 06/26/2025(a)	912	917,809
5.875%, 04/07/2025(a)	55	55,291
Toyota Motor Credit Corp. 4.65%, 01/05/2029	664	666,736
5.55%, 11/20/2030	1,072	1,124,989

		10,496,321

Consumer Cyclical - Entertainment – 0.4%
Hasbro, Inc. 3.55%, 11/19/2026	486	463,236
Mattel, Inc. 3.375%, 04/01/2026(a)	588	560,846

		1,024,082

Consumer Cyclical - Other – 1.5%
Las Vegas Sands Corp. 2.90%, 06/25/2025	685	662,155
3.90%, 08/08/2029	390	359,670
Marriott International, Inc./MD Series GG 3.50%, 10/15/2032	1,629	1,447,855
Series R 3.125%, 06/15/2026	482	463,231
MDC Holdings, Inc. 6.00%, 01/15/2043	450	455,328

		3,388,239

Consumer Cyclical - Restaurants – 0.6%
McDonald’s Corp. 4.70%, 12/09/2035	670	659,260
6.30%, 10/15/2037	622	698,170

		1,357,430

Consumer Cyclical - Retailers – 1.5%
NIKE, Inc. 2.75%, 03/27/2027	1,469	1,399,369
Ross Stores, Inc. 4.70%, 04/15/2027	160	158,176
4.80%, 04/15/2030	115	111,953
5.45%, 04/15/2050	175	164,817
Tapestry, Inc. 7.05%, 11/27/2025	31	31,718
7.70%, 11/27/2030	148	157,254
7.85%, 11/27/2033	1,337	1,429,734

		3,453,021

Consumer Non-Cyclical – 19.2%
AbbVie, Inc. 2.95%, 11/21/2026	1,450	1,390,071
3.20%, 05/14/2026	384	372,680
3.60%, 05/14/2025	252	247,829
4.30%, 05/14/2036	1,503	1,431,938

	Principal Amount (000)	U.S. $ Value

Altria Group, Inc. 2.35%, 05/06/2025	$1,436	$1,388,669
2.45%, 02/04/2032	938	767,350
3.40%, 05/06/2030	132	120,119
3.40%, 02/04/2041	462	341,321
Amgen, Inc. 6.40%, 02/01/2039	250	277,990
Archer-Daniels-Midland Co. 2.50%, 08/11/2026	480	452,203
4.50%, 08/15/2033	522	508,188
BAT Capital Corp. 2.259%, 03/25/2028	307	275,517
4.39%, 08/15/2037	323	272,570
6.421%, 08/02/2033	414	432,920
Baxalta, Inc. 4.00%, 06/23/2025	765	754,382
Becton Dickinson & Co. 3.70%, 06/06/2027	1,007	975,139
Bristol-Myers Squibb Co. 6.40%, 11/15/2063	1,061	1,218,102
Bunge Ltd. Finance Corp. 1.63%, 08/17/2025	493	468,251
2.75%, 05/14/2031	1,637	1,418,379
Cargill, Inc. 3.625%, 04/22/2027(a)	560	544,550
4.375%, 04/22/2052(a)	350	311,258
4.50%, 06/24/2026(a)	75	74,827
4.875%, 10/10/2025(a)	453	454,735
5.125%, 10/11/2032(a)	166	168,702
Cigna Group (The) 7.875%, 05/15/2027	53	57,690
CommonSpirit Health 4.35%, 11/01/2042	44	38,345
Conagra Brands, Inc. 4.60%, 11/01/2025	1,432	1,419,627
General Mills, Inc. 4.70%, 01/30/2027	304	304,429
Gilead Sciences, Inc. 3.65%, 03/01/2026	781	763,576
5.25%, 10/15/2033	1,101	1,141,704
HCA, Inc. 5.25%, 04/15/2025	67	66,932
5.25%, 06/15/2026	571	572,724
5.50%, 06/15/2047	1,257	1,214,061
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75%, 03/15/2034(a)	470	495,018
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.75%, 04/01/2033	1,423	1,409,496
Kraft Heinz Foods Co. 6.875%, 01/26/2039	1,242	1,438,832
7.125%, 08/01/2039(a)	240	282,821
McKesson Corp. 1.30%, 08/15/2026	926	851,207
PepsiCo, Inc. 3.60%, 02/18/2028	1,138	1,109,573

	Principal Amount (000)	U.S. $ Value

Philip Morris International, Inc. 4.875%, 02/13/2026	$1,392	$1,396,315
5.00%, 11/17/2025	375	376,582
5.375%, 02/15/2033	960	980,285
5.625%, 11/17/2029	69	72,022
6.375%, 05/16/2038	126	140,771
Pilgrim’s Pride Corp. 3.50%, 03/01/2032	1,351	1,141,082
6.25%, 07/01/2033	1,104	1,129,171
Reynolds American, Inc. 5.70%, 08/15/2035	1,438	1,410,160
Royalty Pharma PLC 1.20%, 09/02/2025	1,526	1,431,144
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026	1,246	1,199,026
Smithfield Foods, Inc. 2.625%, 09/13/2031(a)	738	578,134
3.00%, 10/15/2030(a)	471	390,563
Sutter Health 5.164%, 08/15/2033	158	160,808
Sysco Corp. 3.75%, 10/01/2025	459	449,650
Tyson Foods, Inc. 3.55%, 06/02/2027	968	927,054
4.00%, 03/01/2026	1,448	1,421,458
Viatris, Inc. 3.85%, 06/22/2040	1,923	1,455,096
Wyeth LLC 5.95%, 04/01/2037	1,327	1,454,498
Zimmer Biomet Holdings, Inc. 3.55%, 04/01/2025	1,179	1,157,460

		43,105,004

Energy – 7.6%
Apache Corp. 5.10%, 09/01/2040	1,662	1,428,356
ConocoPhillips Co. 5.05%, 09/15/2033	1,399	1,423,482
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	384	313,475
4.90%, 06/01/2044	840	686,969
5.75%, 01/15/2031(a)	154	153,184
Devon Energy Corp. 5.60%, 07/15/2041	1,483	1,424,392
Diamondback Energy, Inc. 6.25%, 03/15/2033	1,333	1,422,071
Ecopetrol SA 5.875%, 05/28/2045	25	18,467
Energy Transfer LP 5.55%, 05/15/2034	663	669,285
EQT Corp. 3.125%, 05/15/2026(a)	492	467,803
5.75%, 02/01/2034	364	364,328
6.125%, 02/01/2025	251	251,863
Flex Intermediate Holdco LLC 3.363%, 06/30/2031(a)	215	176,341
4.317%, 12/30/2039(a)	215	159,427

	Principal Amount (000)	U.S. $ Value

Marathon Oil Corp. 4.40%, 07/15/2027	$537	$526,110
6.60%, 10/01/2037	1,211	1,270,363
Northern Natural Gas Co. 5.625%, 02/01/2054(a)	378	385,840
ONEOK Partners LP 6.65%, 10/01/2036	645	700,341
Ovintiv, Inc. 6.25%, 07/15/2033	172	179,095
6.50%, 02/01/2038	80	82,746
Suncor Energy, Inc. 6.50%, 06/15/2038	305	328,177
6.80%, 05/15/2038	945	1,036,334
6.85%, 06/01/2039	181	200,714
Targa Resources Corp. 6.50%, 03/30/2034	645	695,304
Var Energi ASA 7.50%, 01/15/2028(a)	717	761,605
8.00%, 11/15/2032(a)	1,300	1,472,601
Western Midstream Operating LP 3.95%, 06/01/2025	473	463,308

		17,061,981

Other Industrial – 0.2%
LKQ Corp. 6.25%, 06/15/2033	342	356,774

Services – 2.5%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031	400	333,400
2.70%, 02/09/2041	300	204,510
Amazon.com, Inc. 3.25%, 05/12/2061	1,500	1,074,585
Booking Holdings, Inc. 3.55%, 03/15/2028	1,151	1,110,807
3.60%, 06/01/2026	1,177	1,149,858
Mastercard, Inc. 3.30%, 03/26/2027	1,117	1,083,468
S&P Global, Inc. 4.75%, 08/01/2028	20	20,268
5.25%, 09/15/2033(a)	634	655,512

		5,632,408

Technology – 9.6%
Apple, Inc. 2.45%, 08/04/2026	782	746,779
2.85%, 08/05/2061	1,172	783,025
3.95%, 08/08/2052	1,630	1,397,203
4.10%, 08/08/2062	1,619	1,400,710
Autodesk, Inc. 2.85%, 01/15/2030	1,231	1,113,009
Broadcom, Inc. 3.137%, 11/15/2035(a)	466	381,901
4.926%, 05/15/2037(a)	1,496	1,441,336

	Principal Amount (000)	U.S. $ Value

CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	$1,280	$1,198,349
3.276%, 12/01/2028	859	786,088
Cisco Systems, Inc. 5.90%, 02/15/2039	370	409,901
Fiserv, Inc. 5.625%, 08/21/2033	559	581,936
Infor, Inc. 1.75%, 07/15/2025(a)	95	89,980
Jabil, Inc. 3.00%, 01/15/2031	540	467,003
3.95%, 01/12/2028	584	557,773
Kla Corp. 4.70%, 02/01/2034	446	444,947
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	1,080	989,334
Lam Research Corp. 3.75%, 03/15/2026	142	139,565
Microsoft Corp. 2.675%, 06/01/2060	791	518,279
3.041%, 03/17/2062	2,022	1,419,646
4.50%, 02/06/2057	1,458	1,421,725
NXP BV/NXP Funding LLC 5.55%, 12/01/2028	1,124	1,154,056
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025	24	23,214
Oracle Corp. 2.50%, 04/01/2025	259	251,212
3.85%, 07/15/2036	1,634	1,421,400
6.125%, 07/08/2039	254	270,840
SK Hynix, Inc. 2.375%, 01/19/2031(a)	390	321,329
Tyco Electronics Group SA 4.50%, 02/13/2026	456	454,427
VMware LLC 1.40%, 08/15/2026	1,584	1,449,312

		21,634,279

Transportation - Airlines – 1.5%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)	1,252	1,235,947
4.75%, 10/20/2028(a)	812	798,738
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)	1,420	1,423,862

		3,458,547

Transportation - Services – 1.6%
ENA Master Trust 4.00%, 05/19/2048(a)	370	259,537
ERAC USA Finance LLC 3.85%, 11/15/2024(a)	711	702,333
4.60%, 05/01/2028(a)	162	161,162
4.90%, 05/01/2033(a)	392	390,746
7.00%, 10/15/2037(a)	821	958,969

	Principal Amount (000)	U.S. $ Value

Penske Truck Leasing Co. LP/PTL Finance Corp. 4.20%, 04/01/2027(a)	$117	$113,852
TTX Co. 5.50%, 09/25/2026(a)	1,105	1,120,138

		3,706,737

		143,342,505

Financial Institutions – 29.3%
Banking – 24.5%
ABN AMRO Bank NV 3.324%, 03/13/2037(a)	600	479,838
Ally Financial, Inc. 6.848%, 01/03/2030	256	264,210
6.992%, 06/13/2029	430	444,702
8.00%, 11/01/2031	835	924,320
Banco Bilbao Vizcaya Argentaria SA 5.862%, 09/14/2026	1,400	1,408,036
7.883%, 11/15/2034	200	216,506
Banco de Credito del Peru SA 3.125%, 07/01/2030(a)	274	259,916
Banco Santander SA 1.722%, 09/14/2027	600	544,140
2.749%, 12/03/2030	600	494,880
6.527%, 11/07/2027	400	413,408
6.921%, 08/08/2033	1,000	1,054,750
9.625%, 05/21/2033(b)	200	214,986
Bank of America Corp. 2.015%, 02/13/2026	1,474	1,421,555
2.972%, 02/04/2033	666	568,251
3.366%, 01/23/2026	222	217,356
3.384%, 04/02/2026	390	381,276
3.846%, 03/08/2037	1,605	1,423,282
5.468%, 01/23/2035	442	450,500
Series N 1.658%, 03/11/2027	1,368	1,273,157
Series U 8.774% (SOFR + 3.40%), 03/04/2024(b) (c)	405	406,701
Barclays PLC 5.088%, 06/20/2030	490	471,355
7.119%, 06/27/2034	1,275	1,343,327
BBVA Bancomer SA/Texas 5.875%, 09/13/2034(a)	330	304,706
BNP Paribas SA 1.904%, 09/30/2028(a)	531	473,238
2.591%, 01/20/2028(a)	450	417,812
8.50%, 08/14/2028(a) (b)	335	347,971
BPCE SA 6.508%, 01/18/2035(a)	877	887,164
CaixaBank SA 6.84%, 09/13/2034(a)	390	414,492
Capital One Financial Corp. 6.312%, 06/08/2029	315	324,630
7.149%, 10/29/2027	1,169	1,218,133
7.624%, 10/30/2031	1,323	1,461,267

	Principal Amount (000)	U.S. $ Value

Citigroup, Inc. 2.014%, 01/25/2026	$1,463	$1,412,336
2.561%, 05/01/2032	802	670,873
3.875%, 02/18/2026(b)	344	317,570
Series W 4.00%, 12/10/2025(b)	368	344,647
Credit Agricole SA 6.251%, 01/10/2035(a)	773	788,112
Danske Bank A/S 7.00%, 06/26/2025(a) (b)	330	327,558
Deutsche Bank AG/New York NY 7.079%, 02/10/2034	1,098	1,119,894
DNB Bank ASA 4.875%, 11/12/2024(a) (b)	331	325,469
Fifth Third Bancorp 5.631%, 01/29/2032	93	93,893
Goldman Sachs Group, Inc. (The) 0.855%, 02/12/2026	599	570,607
1.542%, 09/10/2027	881	803,666
1.948%, 10/21/2027	340	312,606
2.615%, 04/22/2032	683	576,302
Series P 8.505% (SOFR + 3.14%), 03/04/2024(b) (c)	459	459,367
HSBC Holdings PLC 4.762%, 03/29/2033	242	224,823
8.113%, 11/03/2033	259	296,661
Intesa Sanpaolo SpA 6.625%, 06/20/2033(a)	368	377,881
7.20%, 11/28/2033(a)	422	449,995
Series XR 4.00%, 09/23/2029(a)	519	476,027
JPMorgan Chase & Co. 1.04%, 02/04/2027	1,516	1,399,890
1.578%, 04/22/2027	1,511	1,402,389
2.963%, 01/25/2033	546	469,052
5.04%, 01/23/2028	890	893,916
Series Q 8.818% (SOFR + 3.51%), 05/01/2024(b) (c)	183	184,076
Series R 8.868% (SOFR + 3.56%), 05/01/2024(b) (c)	226	227,272
KeyCorp 2.25%, 04/06/2027	1,599	1,443,225
Lloyds Banking Group PLC 7.50%, 09/27/2025(b)	287	280,565
M&T Bank Corp. 3.50%, 09/01/2026(b)	264	211,892
7.413%, 10/30/2029	833	897,574
Macquarie Group Ltd. 6.255%, 12/07/2034(a)	759	798,506

	Principal Amount (000)	U.S. $ Value

Mitsubishi UFJ Financial Group, Inc. 1.64%, 10/13/2027	$828	$757,819
Morgan Stanley Series G 2.239%, 07/21/2032	823	672,794
National Australia Bank Ltd. 3.347%, 01/12/2037(a)	665	559,504
Nationwide Building Society 2.972%, 02/16/2028(a)	404	375,841
6.557%, 10/18/2027(a)	740	763,362
Nordea Bank Abp 6.625%, 03/26/2026(a) (b)	335	332,146
PNC Financial Services Group, Inc. (The) 4.626%, 06/06/2033	245	229,499
5.30%, 01/21/2028	236	238,072
6.875%, 10/20/2034	391	435,406
Santander Holdings USA, Inc. 2.49%, 01/06/2028	662	604,022
6.174%, 01/09/2030	144	144,750
6.499%, 03/09/2029	325	335,218
6.565%, 06/12/2029	242	250,620
7.66%, 11/09/2031	691	750,806
Santander UK Group Holdings PLC 6.534%, 01/10/2029	512	530,944
Societe Generale SA 5.519%, 01/19/2028(a)	884	883,417
Standard Chartered PLC 1.456%, 01/14/2027(a)	345	318,194
3.971%, 03/30/2026(a)	245	239,960
6.097%, 01/11/2035(a)	442	451,530
6.187%, 07/06/2027(a)	369	375,000
Svenska Handelsbanken AB 4.375%, 03/01/2027(a) (b)	400	366,096
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (b)	800	790,376
Toronto-Dominion Bank (The) 3.625%, 09/15/2031	485	465,891
UBS Group AG 1.364%, 01/30/2027(a)	528	486,156
4.55%, 04/17/2026	503	496,863
4.703%, 08/05/2027(a)	335	330,153
6.373%, 07/15/2026(a)	738	746,384
9.25%, 11/13/2028(a) (b)	273	292,031
US Bancorp 5.678%, 01/23/2035	774	792,274
Wells Fargo & Co. 3.35%, 03/02/2033	596	523,139
5.499%, 01/23/2035	386	393,608
7.625%, 09/15/2028(b)	24	25,239
Series BB 3.90%, 03/15/2026(b)	647	606,077
Western Union Co. (The) 2.75%, 03/15/2031	490	407,298

	Principal Amount (000)	U.S. $ Value

Westpac Banking Corp. 4.11%, 07/24/2034	$475	$441,199

		55,094,197

Brokerage – 0.3%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(b)	595	541,444

Finance – 1.1%
Air Lease Corp. 3.375%, 07/01/2025	1,447	1,404,936
Aircastle Ltd. 5.95%, 02/15/2029(a)	190	189,996
Aviation Capital Group LLC 1.95%, 09/20/2026(a)	391	357,030
Synchrony Financial 3.95%, 12/01/2027	519	487,823

		2,439,785

Insurance – 1.7%
ACE Capital Trust II 9.70%, 04/01/2030	345	405,120
Allstate Corp. (The) Series B 8.579% (SOFR + 3.20%), 08/15/2053(c)	712	712,427
Hartford Financial Services Group, Inc. (The) Series ICON 7.766% (SOFR + 2.39%), 02/12/2047(a) (c)	535	465,969
Humana, Inc. 5.95%, 03/15/2034	806	848,661
MetLife, Inc. Series D 5.875%, 03/15/2028(b)	170	168,183
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)	120	158,962
Peachtree Corners Funding Trust 3.976%, 02/15/2025(a)	110	107,930
Prudential Financial, Inc. 5.20%, 03/15/2044	547	545,818
5.375%, 05/15/2045	260	256,532
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)	200	192,984

		3,862,586

REITs – 1.7%
American Tower Corp. 2.10%, 06/15/2030	139	116,702
5.80%, 11/15/2028	558	578,211
Boston Properties LP 2.75%, 10/01/2026	284	264,489
Crown Castle, Inc. 5.60%, 06/01/2029	243	247,393

	Principal Amount (000)	U.S. $ Value

Essential Properties LP 2.95%, 07/15/2031	$454	$361,162
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	139	117,045
4.00%, 01/15/2030	435	397,568
5.375%, 04/15/2026	1,414	1,410,776
Regency Centers LP 3.75%, 06/15/2024	33	32,626
Vornado Realty LP 2.15%, 06/01/2026	425	384,621

		3,910,593

		65,848,605

Utility – 3.1%
Electric – 3.0%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	196	167,938
Alexander Funding Trust II 7.467%, 07/31/2028(a)	640	676,147
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)	219	159,644
CenterPoint Energy, Inc. 6.011% (SOFR + 0.65%), 05/13/2024(c)	155	154,989
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)	200	171,090
Enel Chile SA 4.875%, 06/12/2028	62	61,079
Eversource Energy 5.50%, 01/01/2034	667	674,871
Fells Point Funding Trust 3.046%, 01/31/2027(a)	261	245,878
Niagara Mohawk Power Corp. 2.759%, 01/10/2032(a)	556	465,433
5.29%, 01/17/2034(a)	501	501,256
NRG Energy, Inc. 4.45%, 06/15/2029(a)	963	912,866
7.00%, 03/15/2033(a)	284	299,506
PacifiCorp 5.10%, 02/15/2029	197	199,350
Palomino Funding Trust I 7.233%, 05/17/2028(a)	374	393,777
Public Service Enterprise Group, Inc. 8.625%, 04/15/2031	248	290,133
Vistra Operations Co., LLC 6.95%, 10/15/2033(a)	1,337	1,416,164

		6,790,121

Natural Gas – 0.1%
GNL Quintero SA 4.634%, 07/31/2029(a)	129	126,851

		6,916,972

Total Corporates - Investment Grade (cost $214,393,197)		216,108,082

	Principal Amount (000)	U.S. $ Value

QUASI-SOVEREIGNS – 0.7%
Quasi-Sovereign Bonds – 0.7%
Chile – 0.2%
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)	$350	$319,393
4.70%, 05/07/2050(a)	295	240,109

		559,502

Mexico – 0.3%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)	321	265,226
Petroleos Mexicanos 6.50%, 01/23/2029	135	119,220
6.75%, 09/21/2047	112	71,646
6.95%, 01/28/2060	169	107,907
7.69%, 01/23/2050	80	55,720

		619,719

Peru – 0.1%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(a)	250	224,550

Qatar – 0.1%
QatarEnergy 3.125%, 07/12/2041(a)	277	205,776

Total Quasi-Sovereigns (cost $2,008,604)		1,609,547

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
Colombia – 0.3%
Colombia Government International Bond 3.125%, 04/15/2031	562	448,476
5.20%, 05/15/2049	200	147,100

		595,576

Mexico – 0.1%
Mexico Government International Bond 4.60%, 01/23/2046	200	162,300
4.75%, 03/08/2044	120	100,380

		262,680

Qatar – 0.1%
Qatar Government International Bond 4.817%, 03/14/2049(a)	228	212,325

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 01/23/2031	54	53,053

U.S. $ Value

Total Governments - Sovereign Bonds (cost $1,350,334)	$1,123,634

Total Investments – 97.3% (cost $217,752,135)(d)	218,841,263
Other assets less liabilities – 2.7%	6,054,101

Net Assets – 100.0%	$224,895,364

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	160	March 2024	$17,342,500	$312,145
U.S. T-Note 10 Yr (CBT) Futures	33	March 2024	3,706,828	33,468
U.S. Ultra Bond (CBT) Futures	198	March 2024	25,585,313	1,248,334
Sold Contracts
U.S. 10 Yr Ultra Futures	173	March 2024	20,219,375	(530,882)
U.S. T-Note 2 Yr (CBT) Futures	88	March 2024	18,097,750	(80,301)

				$982,764

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2024, the aggregate market value of these securities amounted to $51,321,238 or 22.8% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2024.
(d)

As of January 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,421,330 and gross unrealized depreciation of investments was $(4,349,438), resulting in net unrealized appreciation of $2,071,892.

Glossary:

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Corporate Income Shares

January 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$216,108,082	$—	$216,108,082
Quasi-Sovereigns	—	1,609,547	—	1,609,547
Governments - Sovereign Bonds	—	1,123,634	—	1,123,634

Total Investments in Securities	—	218,841,263	—	218,841,263
Other Financial Instruments(a):
Assets:
Futures	1,593,947	—	—	1,593,947
Liabilities:
Futures	(611,183)	—	—	(611,183)

Total	$982,764	$218,841,263	$—	$219,824,027

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.